Defined Contribution Plan (Tables)	12 Months Ended
Dec. 30, 2012
Postemployment Benefits [Abstract]
Total Expense Recorded for Matching under Defined Contribution Plans	Total expense recorded for the matching under all defined contribution plans:

Year Ended
January 2, 2011	January 1, 2012	December 30, 2012
$303	$723	$1,128